VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.09

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	128	79.50%
Delinquency, No Missing Data	33	20.50%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	161	100.00%